Consolidated Statements of Operations and Comprehensive Income (Q2) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues:
Rental income	$ 72,853	$ 53,167	$ 144,302	$ 104,260
Tenant recovery income	21,557	16,454	43,994	33,390
Fees and management income	9,137	0	17,849	0
Other property income	626	230	1,227	504
Total revenues	104,173	69,851	207,372	138,154
Expenses:
Property operating	16,901	10,297	35,016	21,729
Real estate taxes	13,326	10,155	26,473	20,413
General and administrative	13,450	9,209	23,911	16,990
Depreciation and amortization	46,385	28,207	92,812	55,831
Impairment of real estate assets	10,939	0	10,939	0
Total expenses	101,001	57,868	189,151	114,963
Other:
Interest expense, net	(17,051)	(9,501)	(33,830)	(17,891)
Transaction expenses	0	(4,383)	0	(6,023)
Other (expense) income, net	(197)	680	(304)	636
Net (loss) income	(14,076)	(1,221)	(15,913)	(87)
Net loss attributable to noncontrolling interests	2,725	28	2,962	0
Net loss attributable to stockholders	$ (11,351)	$ (1,193)	$ (12,951)	$ (87)
Earnings per common share:
Net income (loss) per share - basic and diluted	$ (0.06)	$ (0.01)	$ (0.07)	$ 0
Weighted-average common shares outstanding:
Basic	184,450	183,126	185,171	183,178
Diluted	228,903	185,911	229,624	185,963
Comprehensive (loss) income:
Net (loss) income	$ (14,076)	$ (1,221)	$ (15,913)	$ (87)
Other comprehensive (loss) income:
Change in unrealized gain (loss) on interest rate swaps	4,855	(2,616)	18,343	(800)
Comprehensive (loss) income	(9,221)	(3,837)	2,430	(887)
Net loss attributable to noncontrolling interests	2,725	28	2,962	0
Other comprehensive loss (income) attributable to noncontrolling interests	1,782	0	(584)	0
Comprehensive (loss) income attributable to stockholders	$ (4,714)	$ (3,809)	$ 4,808	$ (887)